Risks and Uncertainties - Schedule of investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Benchmark threshold percentage	5.00%
Investments at fair value	$ 9,646,063,039	$ 8,459,934,366
Investment, Identifier [Axis]: SSGA Global All cap Equity ex- US Index Fund (NL – Class A)
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	998,776,049	763,615,692
Investment, Identifier [Axis]: State Street S&P 500 Index Non-Lending Series Fund (Class A)
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	2,996,695,194	2,710,407,194
Investment, Identifier [Axis]: State Street US Bond Index Non-Lending Series Fund (Class A)
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	577,596,173	484,378,726
Investment, Identifier [Axis]: State Street US Extended Market Index Non-Lending Series Fund (Class C)
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	$ 731,042,921	$ 681,273,387